Disposal groups classified as held for sale	6 Months Ended
Jun. 30, 2024
Disposal groups classified as held for sale
Disposal groups classified as held for sale

2.    Disposal groups classified as held for sale

As of June 30, 2024, the Company’s management committed to a plan to sell its renal dialysis clinic facilities and/or networks in Guatemala, Curacao, Peru, Brazil and Colombia in connection with its Legacy Portfolio Optimization program (as defined below). Each business is currently included in the Company’s Care Delivery segment. On July 2, 2024, the Company divested its businesses in Guatemala, Curacao and Peru.

Transactions which remain open as of the date of this report are subject to regulatory approvals or certain other closing conditions, but are expected to be completed within a year from the date of classification as assets held for sale. Immediately before the classification of these disposals as held for sale, an impairment loss was recognized for the agreed-upon divestitures and is included in other operating expenses in the consolidated statements of income (see note 3 for further details). The carrying amounts of the assets in the disposal group for the proposed divestiture of facilities in Guatemala, Curacao, Peru, Brazil and Colombia are recognized at their fair value less costs to sell. The portion of the non-recurring fair value measurement attributable to the Company and its shareholders of €162,808 for these transactions is categorized as level 3 of the fair value hierarchy using the preliminary purchase price. As of June 30, 2024 and December 31, 2023, the following assets and liabilities were classified as held for sale:

Assets and liabilities of disposal groups classified as held for sale in € THOUS

	June 30, 2024	December 31, 2023
Cash and cash equivalents	21,665	23,733
Trade accounts and other receivables from unrelated parties	73,211	27,535
Property, plant and equipment	25,470	42,710
Right-of-use assets	11,305	114,602
Goodwill(1)	108,626	274,543
Other	24,907	24,477
Assets held for sale	265,184	507,600

Accounts payable to unrelated parties	9,246	12,880
Lease liabilities	13,219	128,653
Provisions and other liabilities	41,945	39,091
Liability directly associated with assets held for sale	64,410	180,624

(1)Goodwill was allocated to the disposal groups on a relative fair value basis.

As of June 30, 2024, the accumulated foreign currency translation losses recognized in other comprehensive income related to the disposal groups amounted to €68,024.